Policyholder liabilities and unallocated surplus - Reinsurers' share of insurance contract liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	£ 8,720	£ 8,965
Claims outstanding	953	1,086
Total reinsurers' share of insurance contract liabilities	9,673	10,051
Net commission on ceded business	28	38
Claims incurred on ceded business	526	500
Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Total reinsurers' share of insurance contract liabilities	£ 1,961	£ 1,539
Jackson (US insurance operations) | REALIC of Jacksonville Plans, Inc
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of reinsurance agreement coverage	100.00%
UK and Europe and US insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Segment percentage of reinsurers' share of insurance contract liabilities	80.00%	85.00%
UK and Europe and US insurance operations | Standard & Poor's rating A- and above
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of ceded insurance contract liabilities per credit rating of reinsurer	96.00%	96.00%
Operating segments net of eliminations | Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	£ 1,912
Claims outstanding	48
Total reinsurers' share of insurance contract liabilities	1,960
Operating segments net of eliminations | Jackson (US insurance operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	5,672
Claims outstanding	752
Total reinsurers' share of insurance contract liabilities	6,424
Operating segments net of eliminations | UK and Europe insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities	1,136
Claims outstanding	150
Total reinsurers' share of insurance contract liabilities	1,286
Unallocated to a segment (other operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Claims outstanding	3
Total reinsurers' share of insurance contract liabilities	£ 3